Interest bearing debt, DHT nokota - Nordea reducing revolving credit facility (Details) - USD ($) $ in Thousands	1 Months Ended
	Sep. 30, 2025	Sep. 30, 2026		Jun. 30, 2026	Jul. 31, 2025
Credit Facility [Abstract]
Borrowings		$ 498,716			$ 308,400
Nordea Reducing Revolving Credit Facility [Member]
Credit Facility [Abstract]
Borrowings				$ 250,000
Nordea Reducing Revolving Credit Facility [Member] | SOFR [Member]
Credit Facility [Abstract]
Interest rate spread		1.35%	[1]	1.35%
Nordea Reducing Revolving Credit Facility [Member] | DHT Nokota [Member]
Credit Facility [Abstract]
Borrowings	$ 64,000
Frequency of periodic repayment	quarterly
Debt repayment installment amount	$ 1,200
Debt repayment final payment	$ 30,800
Nordea Reducing Revolving Credit Facility [Member] | DHT Nokota [Member] | SOFR [Member]
Credit Facility [Abstract]
Interest rate spread	1.50%	1.50%

[1]	$243.2 mill. undrawn as of September 30, 2026